CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net (Loss) Income	$ (4,456)	$ 114,627	$ (13,166)
Reconciliation of Net Loss to Net Cash Provided by Operating Activates
Depreciation Expense	90,889	82,610	80,531
Equity Loss (Income)	46,642	2,462	(1,497)
Return on Investment	0	0	1,929
Drydock Expenditure	(15,382)	(11,450)	(5,346)
Amortization of Deferred Finance Costs	1,382	1,240	1,228
Deferred Compensation Liability	1,369	324	782
Share-based Compensation	430	388	997
Gain on Equity Method Investment	0	0	(3,285)
Adjustment of warrants to fair value	0	0	915
Other, net	33	(61)	(37)
Changes in Operating Assets and Liabilities
Accounts Receivables	10,084	(11,832)	3,539
Accounts Receivables, Related Party	12	77	0
Inventory	(6,043)	7,380	2,438
Prepaid Expenses and Other Current Assets	415	262	300
Accounts Payable and Accrued Liabilities	668	(3,869)	2,784
Voyages in Progress	1,743	(7,767)	(14,633)
Net Cash Provided by Operating Activities	127,786	174,391	57,479
Cash Flows from Investing Activities
Investment in Vessels	(138,277)	(123,373)	(73,772)
Investment in Other Fixed Assets	(87)	(103)	(281)
Sale of Other Fixed Assets	0	334	0
Deposits to and Repayment from Seller	(50,130)	(64,000)	0
Investments in Nordic American Offshore Ltd	0	(9,508)	(11,403)
Long-term Deposits	0	(5,000)	0
Return of Investments	1,685	4,227	3,772
Other, net	0	0	0
Net Cash Used in Investing Activities	(186,809)	(197,423)	(81,685)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	120,068	0	113,433
Proceeds from Use of Credit Facility	117,000	80,000	0
Repayments on Credit Facility	0	0	0
Credit Facility Costs	(130)	(4,640)	0
Dividends Distributed	(125,650)	(123,071)	(54,069)
Net Cash Provided (Used In) by Financing Activities	111,288	(47,711)	59,364
Net Increase (Decrease) in Cash and Cash Equivalents	52,266	(70,743)	35,158
Cash and Cash Equivalents at Beginning of Period	29,889	100,736	65,675
Effect of Exchange Rate changes on Cash and Cash Equivalents	15	(104)	(97)
Cash and Cash Equivalents at End of Period	82,170	29,889	100,736
Cash Paid for Interest, Net of Amounts Capitalized	9,840	9,374	9,700
Cash Paid for Taxes	96	47	86
Fair value of shares distributed as dividend in kind	$ 0	$ 0	$ 12,589